Combined Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Foreign currency translation adjustments, net of tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrealized foreign exchange gain (loss) from long-term intercompany loans, net of tax benefit (expense)	$ (128)	$ 134	$ (24)	$ 139	$ 55	$ 300